Organization and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted income (loss) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 shares
Organization and Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted income (loss) [Line Items]
Convertible Seed Series and Convertible Seed Series II preferred shares	5,370,977
Warrants to purchase common stock	1,006,857
Convertible notes payable and accrued interest	681,925
Unvested share grants	1,772,450
Total potential future shares	8,832,209